Quarterly Holdings Report
for

Fidelity Managed Retirement 2030 Fund℠

April 30, 2020

R97-QTLY-0620
1.9895839.100

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,221	$46,574
Fidelity Series Blue Chip Growth Fund (a)	5,561	84,131
Fidelity Series Commodity Strategy Fund (a)	34,591	124,182
Fidelity Series Growth Company Fund (a)	9,201	171,785
Fidelity Series Intrinsic Opportunities Fund (a)	13,755	195,869
Fidelity Series Large Cap Stock Fund (a)	12,846	170,076
Fidelity Series Large Cap Value Index Fund (a)	4,444	47,502
Fidelity Series Opportunistic Insights Fund (a)	5,166	89,836
Fidelity Series Small Cap Discovery Fund (a)	2,543	22,202
Fidelity Series Small Cap Opportunities Fund (a)	6,048	68,225
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,852	130,189
Fidelity Series Value Discovery Fund (a)	8,412	93,963
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,340,116)		1,244,534

International Equity Funds - 25.1%
Fidelity Series Canada Fund (a)	6,527	58,680
Fidelity Series Emerging Markets Fund (a)	5,119	39,571
Fidelity Series Emerging Markets Opportunities Fund (a)	20,023	340,191
Fidelity Series International Growth Fund (a)	12,886	201,150
Fidelity Series International Small Cap Fund (a)	3,459	51,058
Fidelity Series International Value Fund (a)	23,437	177,650
Fidelity Series Overseas Fund (a)	20,246	189,100
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,158,900)		1,057,400

Bond Funds - 38.2%
Fidelity Series Corporate Bond Fund (a)	22,177	238,183
Fidelity Series Emerging Markets Debt Fund (a)	3,100	25,354
Fidelity Series Floating Rate High Income Fund (a)	724	6,026
Fidelity Series Government Bond Index Fund (a)	30,012	339,432
Fidelity Series High Income Fund (a)	3,544	30,267
Fidelity Series Inflation-Protected Bond Index Fund (a)	26,511	272,000
Fidelity Series International Credit Fund (a)	218	2,161
Fidelity Series Investment Grade Bond Fund (a)	29,472	348,952
Fidelity Series Investment Grade Securitized Fund (a)	22,023	233,667
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,792	93,016
Fidelity Series Real Estate Income Fund (a)	1,882	17,144
TOTAL BOND FUNDS
(Cost $1,573,425)		1,606,202

Short-Term Funds - 7.1%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	90,577	90,577
Fidelity Series Short-Term Credit Fund (a)	3,833	38,595
Fidelity Series Treasury Bill Index Fund (a)	16,736	167,865
TOTAL SHORT-TERM FUNDS
(Cost $296,769)		297,037
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,369,210)		4,205,173
NET OTHER ASSETS (LIABILITIES) - 0.0%		66
NET ASSETS - 100%		$4,205,239

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177
Total	$177

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$67,630	$14,725	$4,852	$(2,234)	$(4,097)	$46,574
Fidelity Series Blue Chip Growth Fund	--	111,298	28,683	2,900	(2,912)	4,428	84,131
Fidelity Series Canada Fund	--	77,743	9,202	440	(3,026)	(6,835)	58,680
Fidelity Series Commodity Strategy Fund	--	202,322	43,305	913	(6,276)	(28,559)	124,182
Fidelity Series Corporate Bond Fund	--	308,381	66,287	3,980	(3,952)	41	238,183
Fidelity Series Emerging Markets Debt Fund	--	35,864	6,645	696	(622)	(3,243)	25,354
Fidelity Series Emerging Markets Fund	--	53,083	6,808	513	(1,711)	(4,993)	39,571
Fidelity Series Emerging Markets Opportunities Fund	--	444,734	62,843	5,145	(13,787)	(27,913)	340,191
Fidelity Series Floating Rate High Income Fund	--	7,920	1,189	156	(157)	(548)	6,026
Fidelity Series Government Bond Index Fund	--	423,340	104,572	3,274	1,990	18,674	339,432
Fidelity Series Government Money Market Fund 0.30%	--	157,649	67,072	261	--	--	90,577
Fidelity Series Growth Company Fund	--	227,289	60,479	11,963	(5,908)	10,883	171,785
Fidelity Series High Income Fund	--	39,797	6,089	853	(829)	(2,612)	30,267
Fidelity Series Inflation-Protected Bond Index Fund	--	346,753	78,005	2,416	(615)	3,867	272,000
Fidelity Series International Credit Fund	--	2,663	396	73	(26)	(80)	2,161
Fidelity Series International Growth Fund	--	284,256	64,581	5,475	(6,336)	(12,189)	201,150
Fidelity Series International Small Cap Fund	--	74,226	17,159	1,650	(2,074)	(3,935)	51,058
Fidelity Series International Value Fund	--	292,869	67,883	6,076	(11,973)	(35,363)	177,650
Fidelity Series Intrinsic Opportunities Fund	--	290,565	69,831	3,786	(9,556)	(15,309)	195,869
Fidelity Series Investment Grade Bond Fund	--	443,093	97,762	4,569	(2,465)	6,086	348,952
Fidelity Series Investment Grade Securitized Fund	--	303,840	74,753	3,613	(270)	4,850	233,667
Fidelity Series Large Cap Stock Fund	--	246,526	54,989	2,706	(7,741)	(13,720)	170,076
Fidelity Series Large Cap Value Index Fund	--	71,728	14,877	2,265	(2,759)	(6,590)	47,502
Fidelity Series Long-Term Treasury Bond Index Fund	--	161,026	77,178	7,284	238	8,930	93,016
Fidelity Series Opportunistic Insights Fund	--	124,711	29,274	6,750	(3,206)	(2,395)	89,836
Fidelity Series Overseas Fund	--	237,770	31,193	263	(7,204)	(10,273)	189,100
Fidelity Series Real Estate Income Fund	--	24,870	3,826	421	(713)	(3,187)	17,144
Fidelity Series Short-Term Credit Fund	--	51,496	12,817	445	(6)	(78)	38,595
Fidelity Series Small Cap Discovery Fund	--	35,220	7,645	674	(1,727)	(3,646)	22,202
Fidelity Series Small Cap Opportunities Fund	--	102,435	22,148	1,522	(3,617)	(8,445)	68,225
Fidelity Series Stock Selector Large Cap Value Fund	--	197,226	40,660	6,844	(7,943)	(18,434)	130,189
Fidelity Series Treasury Bill Index Fund	--	224,039	56,553	876	32	347	167,865
Fidelity Series Value Discovery Fund	--	138,711	30,110	3,441	(4,939)	(9,699)	93,963
	$--	$5,811,073	$1,329,539	$97,095	$(112,324)	$(164,037)	$4,205,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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